FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total Retail | RMS 1-6 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.00%
Total Retail | RMS 1-6 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	4.50%
Total Retail | RMS 7-9 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	4.51%
Total Retail | RMS 7-9 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	14.00%
Total Retail | RMS 10 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	14.01%
Total Retail | RMS 10 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.00%
Total Retail | RMS 11-13 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.01%
Total Retail | RMS 11-13 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	99.99%
Total Retail | RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	100.00%
Commercial | CMS 1-10 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.00%
Commercial | CMS 1-10 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.50%
Commercial | CMS 11-14 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	0.51%
Commercial | CMS 11-14 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	3.00%
Commercial | CMS 15-18 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	3.01%
Commercial | CMS 15-18 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.00%
Commercial | CMS 19 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	20.01%
Commercial | CMS 19 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	99.99%
Commercial | CMS 20-23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers and banks (in percent)	100.00%
Partial write off | Stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to banks and customers	£ 179	£ 205
Loans and advances to banks and customers outstanding	732	1,700
Modified | Stage 2 and stage 3
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Loans and advances to banks and customers	£ 22,200	£ 219